Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

Note 8. Inventories

Accounting policy

Inventories are measured at the lower of cost and net realizable value. Cost is determined using the first in first out cost method.

Description of inventories

As of December 31, 2018 and 2017, they consist of $275 thousand and $250 thousand, respectively, in raw materials and laboratory consumables (representing pharmaceutical and chemical products). No provision for impairment has been recorded as of December 31, 2017 and 2018.